STATEMENT OF NET ASSETS AVAILABLE FOR PLAN BENEFITS (Parenthetical) - shares	Jun. 30, 2026	Jun. 30, 2025
EBP 1-4-1 Plan
EBP, Statement of Net Asset Available for Benefit [Line Items]
The Procter & Gamble Company common stock (in shares)	511,872	523,536